Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Income(6)
2025	$2,816,128	$7,473,244	$1,010,069	$1,480,242	$206.43	$9,805,000
2024	$2,297,892	$3,048,401	$703,972	$853,888	$159.73	$2,937,000
2023	$2,439,968	$2,711,170	$718,220	$753,632	$61.49	$2,540,000

Named Executive Officers, Footnote	Our PEO for each year reported is Steven R. Fife, our CEO. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Fife in the “Total” column of the Summary Compensation Table in the applicable fiscal year. The non-PEO NEOs for each year reported are as follows:
For fiscal year 2025: Ms. Boyster and Mr. Thompson;
For fiscal year 2024: Mr. Aure and Ms. Boyster; and
For fiscal year 2023: Mr. Aure and Ms. Boyster.

PEO Total Compensation Amount	$ 2,816,128	$ 2,297,892	$ 2,439,968
PEO Actually Paid Compensation Amount	$ 7,473,244	3,048,401	2,711,170
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$2,816,128	$2,297,892	$2,439,968

- grant date fair value of option awards and stock awards granted in the covered fiscal year	(1,605,326)	(1,478,697)	(1,557,611)
+ fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	3,087,900	1,456,017	1,849,637
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	1,461,124	377,899	—
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	1,692,889	364,828	(20,824)
- fair value of as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	20,529	30,462	—
Total Equity Adjustments (subtotal)	4,657,116	750,509	271,202
Compensation Actually Paid	$7,473,244	$3,048,401	2,711,170

Non-PEO NEO Average Total Compensation Amount	$ 1,010,069	703,972	718,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,480,242	853,888	753,632
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2025, 2024, and 2023, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2025	2024	2023
Summary Compensation Table – Total Compensation	$1,010,069	$703,972	$718,220
- grant date fair value of option awards and stock awards granted in the covered fiscal year	(553,454)	(274,882)	(233,518)
+ fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	698,753	270,666	277,294
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	149,237	79,354	—
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	(12,188)	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	187,825	74,778	(8,364)
- fair value of as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	470,173	149,916	35,412
Compensation Actually Paid	$1,480,242	$853,888	$753,632

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 206.43	159.73	61.49
Net Income (Loss)	9,805,000	2,937,000	2,540,000
Adjustment to Compensation, Amount	$ 4,657,116	750,509	271,202
PEO Name	Steven R. Fife
Additional 402(v) Disclosure	The Total Stockholder Return (“TSR”) calculation is based on the change in value of a $100 investment in the Company from the beginning of the period compared to the end of applicable period and assumes the reinvestment of dividends.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,087,900	1,456,017	1,849,637
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,461,124	377,899	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,692,889	364,828	(20,824)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,529	30,462	0
PEO | Year-end Fair Value of Option Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,605,326)	(1,478,697)	(1,557,611)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,173	149,916	35,412
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	698,753	270,666	277,294
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,237	79,354	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,188)	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,825	74,778	(8,364)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Option Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (553,454)	$ (274,882)	$ (233,518)